Significant Accounting Policies - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017 MXN ($) $ / $ / $ / EUR Years Age	Dec. 31, 2017 USD ($) Years Age	Dec. 31, 2016 MXN ($) / $	Dec. 31, 2015 MXN ($)	Dec. 31, 2016 USD ($) / $
Disclosure of changes in accounting estimates [line items]
Impairment charges of property plan and equipment				$ 1,098,000,000
Net sales				203,374,000,000	$ 10,355	$ 177,082,000,000	$ 151,914,000,000
Net (loss) income				$ (11,654,000,000)	$ (594)	10,527,000,000	10,329,000,000
Official exchange rate | $ / $				19.64
Cash and cash equivalents maturity period				3 months	3 months
Amortization expense				$ 759,000,000		582,000,000	317,000,000
Investment in joint venture				0		0
Impairment on investment				$ 210,000,000
Minimum year of service for retirement benefits | Years				0	0
Minimum age for retirement benefits | Age				60	60
Distribution costs				$ 25,041,000,000		$ 20,250,000,000	$ 20,205,000,000
Profit sharing computation ratio on income				10.00%	10.00%
Income tax rate				30.00%	30.00%	30.00%	30.00%
Property, plant and equipment [member]
Disclosure of changes in accounting estimates [line items]
Impairment of long lived assets				$ 1,098,000,000
Distribution rights 1 [member]
Disclosure of changes in accounting estimates [line items]
Impairment of long lived assets				$ 745,000,000
National wholesale price index [member]
Disclosure of changes in accounting estimates [line items]
Cumulative inflation percentage		92.20%
Coeficiente de estabilizacion de referencia [member]
Disclosure of changes in accounting estimates [line items]
Cumulative inflation percentage	95.50%
Bottler agreement [member]
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term				10 years	10 years
Glass bottles [member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life of bottles				3 years	3 years
PET bottles [member]
Disclosure of changes in accounting estimates [line items]
Estimated useful life of bottles				1.5 years	1.5 years
Venezuela [member]
Disclosure of changes in accounting estimates [line items]
Extraordinary loss related to deconsolidation				$ 28,177,000,000
Reclasification of previously recorded in accumulated foreign currency translation losses in equity				26,123,000,000
Impairment charge				2,053,000,000
Impairment charges of distribution rights				745,000,000
Impairment charges of property plan and equipment				1,098,000,000
Impairment charges of remeasurement at fair-value of investment				210,000,000
Net sales				4,005,000,000
Net (loss) income				$ (2,223,000,000)
Official exchange rate | / $				22,793
Cumulative inflation percentage				100.00%	100.00%
Cumulative inflation period				P3Y	P3Y
Mexico [member]
Disclosure of changes in accounting estimates [line items]
Income tax rate				30.00%	30.00%	30.00%	30.00%
Mexico [member] | Scenario, forecast [member]
Disclosure of changes in accounting estimates [line items]
Income tax rate			30.00%
DIPRO [member]
Disclosure of changes in accounting estimates [line items]
Liabilities recorded using exchange rate								$ 629
Official exchange rate | / $						10		10
DICOM [member]
Disclosure of changes in accounting estimates [line items]
Liabilities recorded using exchange rate								$ 104
Official exchange rate | / $						673.76		673.76
DICOM [member] | Venezuela [member] | United States of America, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Official exchange rate | / $				25,000
DICOM [member] | Venezuela [member] | Euro member countries, Euro (member)
Disclosure of changes in accounting estimates [line items]
Official exchange rate | / EUR				30,987